Dividends and other reserves	6 Months Ended
Dec. 31, 2018
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Dividends and other reserves

10. Dividends and other reserves

	Six months ended 31 December 2018 £ million	Six months ended 31 December 2017 £ million
Amounts recognised as distributions to equity shareholders in the period
Final dividend for the year ended 30 June 2018 of 40.4 pence per share (2017 – 38.5 pence)	993	968

An interim dividend of 26.1 pence per share (2017 – 24.9 pence) was approved by the Board of Directors on 30 January 2019. As the approval was after the balance sheet date, it has not been included as a liability.

Other reserves of £2,341 million at 31 December 2018 (2017 – £2,362 million) include a capital redemption reserve of £3,176 million (2017 – £3,146 million), a hedging reserve of £83 million deficit (2017 – £11 million surplus) and an exchange reserve of £752 million deficit (2017 – £795 million deficit). Out of the £83 million hedging reserve deficit £22 million surplus (2017 – £24 million deficit) is attributable to cost of hedging reserve.